CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2022		$ 111,724	$ 8,163	$ 123,951	$ (12,836)	$ (7,554)	$ 2,846	$ 114,570
Common shares issued as of the beginning of the period at Dec. 31, 2022			2,619,131,285			(137,187,667)
Net income		9,645		9,645			138	9,783
Other comprehensive income		1,581		1,576	5		(50)	1,531
Comprehensive income		11,226		11,221	5		88	11,314
Dividend		(3,868)		(3,868)			(126)	(3,994)
Issuance of common shares		383	$ 22	361				383
Issuance of common shares (in shares)			8,002,155
Purchase of treasury shares		(4,705)				$ (4,705)		(4,705)
Purchase of treasury shares (in shares)						(66,647,852)
Sale of treasury shares	[1]			(396)		$ 396
Sale of treasury shares (in shares)	[1]					6,461,256
Share-based payments		172		172				172
Share cancellation			$ (335)	(6,708)		$ 7,043
Share cancellation (in shares)			(128,869,261)			128,869,261
Net issuance (repayment) of perpetual subordinated notes		(1,107)		(1,107)				(1,107)
Payments on perpetual subordinated notes		(151)		(151)				(151)
Other operations with non-controlling interests		11		39	(28)		(38)	(27)
Other items		(3)		(3)				(3)
Equity as of the end of the period at Jun. 30, 2023		113,682	$ 7,850	123,511	(12,859)	$ (4,820)	2,770	116,452
Common shares issued as of the end of the period at Jun. 30, 2023			2,498,264,179			(68,505,002)
Net income		11,739		11,739			(12)	11,727
Other comprehensive income		(431)		411	(842)		7	(424)
Comprehensive income		11,308		12,150	(842)		(5)	11,303
Dividend		(3,743)		(3,743)			(185)	(3,928)
Purchase of treasury shares		(4,462)				$ (4,462)		(4,462)
Purchase of treasury shares (in shares)						(78,052,725)
Sale of treasury shares (in shares)	[1]					2,170
Share-based payments		119		119				119
Share cancellation			$ (234)	(5,029)		$ 5,263
Share cancellation (in shares)			(86,012,344)			86,012,344
Payments on perpetual subordinated notes		(143)		(143)				(143)
Other operations with non-controlling interests		(9)		(9)			123	114
Other items		1		1			(3)	(2)
Equity as of the end of the period at Dec. 31, 2023		116,753	$ 7,616	126,857	(13,701)	$ (4,019)	2,700	119,453
Common shares issued as of the end of the period at Dec. 31, 2023			2,412,251,835			(60,543,213)
Net income								5,804
Other comprehensive income								122
Comprehensive income								5,926
Equity as of the end of the period at Mar. 31, 2024								121,143
Equity as of the beginning of the period at Dec. 31, 2023		116,753	$ 7,616	126,857	(13,701)	$ (4,019)	2,700	119,453
Common shares issued as of the beginning of the period at Dec. 31, 2023			2,412,251,835			(60,543,213)
Net income		9,508		9,508			143	9,651
Other comprehensive income		496		1,210	(714)		(20)	476
Comprehensive income		10,004		10,718	(714)		123	10,127
Dividend		(3,929)		(3,929)			(133)	(4,062)
Issuance of common shares		521	$ 29	492				521
Issuance of common shares (in shares)			10,833,187
Purchase of treasury shares		(4,513)				$ (4,513)		(4,513)
Purchase of treasury shares (in shares)						(58,719,028)
Sale of treasury shares	[1]			(397)		$ 397
Sale of treasury shares (in shares)	[1]					6,065,491
Share-based payments		356		356				356
Share cancellation			$ (68)	(1,596)		$ 1,664
Share cancellation (in shares)			(25,405,361)			25,405,361
Net issuance (repayment) of perpetual subordinated notes		(1,679)		(1,679)				(1,679)
Payments on perpetual subordinated notes		(135)		(135)				(135)
Other operations with non-controlling interests							(36)	(36)
Other items		1		1			(6)	(5)
Equity as of the end of the period at Jun. 30, 2024		117,379	$ 7,577	130,688	(14,415)	$ (6,471)	2,648	120,027
Common shares issued as of the end of the period at Jun. 30, 2024			2,397,679,661			(87,791,389)
Equity as of the beginning of the period at Mar. 31, 2024								121,143
Net income								3,847
Other comprehensive income								354
Comprehensive income								4,201
Equity as of the end of the period at Jun. 30, 2024		$ 117,379	$ 7,577	$ 130,688	$ (14,415)	$ (6,471)	$ 2,648	$ 120,027
Common shares issued as of the end of the period at Jun. 30, 2024			2,397,679,661			(87,791,389)

[1]	Treasury shares related to the performance share grants.